Insurance and reinsurance - Summary of Composition of Insurance Service Result and Insurance Investment Result for Insurance Contracts Issued and Reinsurance Contracts Held (Detail) - CAD ($)
$ in Millions
	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Insurance service result
Insurance revenue	$ 1,364	$ 1,369	$ 4,104	$ 4,108
Insurance service expense	(1,106)	(1,074)	(3,341)	(3,290)
Net income (expense) from reinsurance contracts held	(31)	(16)	(79)	(29)
Insurance service result	227	279	684	789
Insurance investment result
Net investment income	1,155	122	1,337	747
Insurance finance income (expense)	(1,143)	(68)	(1,182)	(574)
Reinsurance finance income (expense)	48	(6)	56	35
Insurance investment result	60	48	211	208
Insurance service and insurance investment results	$ 287	$ 327	$ 895	$ 997